Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Breakdown of Software Cost, Accumulated Amortization, Additions, Sales and Disposals for Intangible Assets
A breakdown of software cost, accumulated amortization, additions, sales and disposals of intangible assets is as follows:

Costs:	2025	2024	2023
Balance as of January 1	14,163	12,041	10,856
Additions and reclassifications	9,059	2,122	1,335
Disposals	—	—	(150)
Balance as of December 31	23,222	14,163	12,041

Accumulated amortization:
Balance as of January 1	10,500	9,436	8,752
Amortization	1,978	1,064	814
Disposals	—	—	(130)
Balance as of December 31	12,478	10,500	9,436

Net carrying amounts	10,744	3,663	2,605